Derivative Financial Instruments (Details) - Schedule of conversion feature derivative valuations - $ / shares	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Derivative Financial Instruments (Details) - Schedule of conversion feature derivative valuations [Line Items]
Common stock price (in Dollars per share)	$ 0.3	$ 0.12
Expected volatility	100.00%	98.00%
Risk free rate	3.50%	4.00%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years 18 days	5 years 6 months
Discount rate	37.70%	37.70%
PV factor (in Dollars per share)		$ 0.8
Minimum [Member]
Derivative Financial Instruments (Details) - Schedule of conversion feature derivative valuations [Line Items]
Exercise price (in Dollars per share)	$ 0.33	$ 0.33
Expected volatility		92.00%
Risk free rate	2.30%	3.30%
Expected term (years)	6 months 18 days	3 months
PV factor (in Dollars per share)	$ 0.67
Maximum [Member]
Derivative Financial Instruments (Details) - Schedule of conversion feature derivative valuations [Line Items]
Exercise price (in Dollars per share)	$ 0.36	$ 0.36
Expected volatility		100.00%
Risk free rate	3.00%	4.00%
Expected term (years)	1 year 3 months	11 months 12 days
PV factor (in Dollars per share)	$ 0.84